Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities
Accounts payable	$ 8.4	$ 5.1
Accrued liabilities	36.5	23.6
Accounts payable and accrued liabilities	$ 44.9	$ 28.7